Revenues, Accounts Receivable and Provision for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2021
Revenue, Accounts Receivable and Provision for Credit Losses [Abstract]
Revenue from Charterers
For 2021, 2020 and 2019, charterers that accounted for more than 10% of the Company’s revenue, were as follows:

Charterer	2021	2020	2019
A - Continuing operations	26%	20%	-
B - Continuing operations	17%	-	-
C - Continuing operations	-	-	13%
D - Discontinued operations	-	-	31%
E - Discontinued operations	-	-	10%
F - Discontinued operations	-	-	16%
G - Discontinued operations	-	-	11%